Promissory Notes	10 Months Ended
Jan. 31, 2024
Promissory Notes
Promissory Notes

10.Promissory Notes

On January 25, 2024, the Company issued an unsecured convertible promissory note to Psyence Group Inc.(“PGI”) (the “PGI Note”), in the principal amount of $1,610,657, which is equal to the total amount owed to PGI in connection with loans the PGI had previously made to the Company. The PGI Note bears no interest, and (i) $150,000 of the principal balance of the PGI Note was paid on the date of the Closing and (ii) $1,460,657 of the principal balance of the PGI Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. The proceeds from this loan were already received by the Company prior to the acquisition date. This note is convertible into shares at the option of PGI. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the below NCAC convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL.

On January 25, 2024, NCAC issued an unsecured convertible promissory note to the Sponsor (the “NCAC Replacement Note”), in the principal amount of $1,615,501, which is equal to the total amount owed to Sponsor under certain existing promissory notes previously issued by NCAC to the Sponsor (the “Existing Notes”). The NCAC Replacement Note bears no interest, and (i) $100,000 of the principal balance of the NCAC Replacement Note became owing on the date of the Closing and (ii) $1,515,501 of the principal balance of the NCAC Replacement Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. This note is convertible into shares at the option of NCAC Sponsor. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the above PGI convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL.